SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					1 Months Ended						8 Months Ended	12 Months Ended
	Dec. 02, 2013	Oct. 25, 2013	Aug. 30, 2013	May 17, 2013	Mar. 22, 2013	Dec. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Dec. 31, 2013
Options outstanding
Number outstanding (in shares)													70,979,125
Weighted average intrinsic value													$ 20,583
Options exercisable
Number of exercisable (in shares)													31,550,554
Weighted average intrinsic value													12,933
Stock options
Options exercisable
Weighted average exercise price (in dollars per share)		$ 1.15
Number of shares
Balance at the beginning of the period (in shares)													70,502,943
Granted (in shares)	2,755,500		600,000	3,060,000	9,867,000	3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630	27,912,500
Exercised (in shares)													(18,583,733)
Cancelled (in shares)		(187,600)											(8,852,585)
Balance at the end of the period (in shares)						70,502,943							70,979,125
Exercisable, at the end of the period (in shares)													31,550,554
Vested and expected to vest, at the end of the period (in shares)													39,428,571
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)													$ 0.71
Granted (in dollars per share)	$ 0.94		$ 1.087	$ 0.95	$ 0.983	$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.80	$ 0.57
Exercised (in dollars per share)													$ 0.22
Cancelled (in dollars per share)													$ 0.85
Balance at the end of the period (in dollars per share)						$ 0.71							$ 0.77
Exercisable, at the end of the period (in dollars per share)													$ 0.66
Vested and expected to vest, at the end of the period (in dollars per share)													$ 0.85
Weighted average grant date fair value
Granted (in dollars per share)													$ 1.11
Exercised (in dollars per share)													$ 0.14
Cancelled (in dollars per share)													$ 0.92
Balance at the end of the period (in dollars per share)													$ 0.86
Range of exercise price from $0.08-$0.18
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)													$ 0.08
High end of range of exercise prices (in dollars per share)													$ 0.18
Options outstanding
Number outstanding (in shares)													20,722,764
Weighted average remaining contractual life													6 years 10 months 10 days
Weighted average exercise price (in dollars per share)													$ 0.10
Weighted average intrinsic value													19,053
Options exercisable
Number of exercisable (in shares)													13,086,703
Weighted average exercise price (in dollars per share)													$ 0.15
Weighted average remaining contractual life													5 years 6 months 4 days
Weighted average intrinsic value													11,404
Range of exercise price from $0.2-$0.3
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)													$ 0.2
High end of range of exercise prices (in dollars per share)													$ 0.3
Options outstanding
Number outstanding (in shares)													1,043,880
Weighted average remaining contractual life													2 years 9 months 14 days
Weighted average exercise price (in dollars per share)													$ 0.23
Weighted average intrinsic value													823
Options exercisable
Number of exercisable (in shares)													1,043,871
Weighted average exercise price (in dollars per share)													$ 0.23
Weighted average remaining contractual life													2 years 9 months 14 days
Weighted average intrinsic value													822
Range of exercise price from $0.35-$0.38
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)													$ 0.35
High end of range of exercise prices (in dollars per share)													$ 0.38
Options outstanding
Number outstanding (in shares)													1,070,002
Weighted average remaining contractual life													3 years 9 months 11 days
Weighted average exercise price (in dollars per share)													$ 0.36
Weighted average intrinsic value													707
Options exercisable
Number of exercisable (in shares)													1,069,992
Weighted average exercise price (in dollars per share)													$ 0.36
Weighted average remaining contractual life													3 years 9 months 11 days
Weighted average intrinsic value													$ 707
Range of exercise price from $1.1-$1.2
Information with respect to share options outstanding
Low end of range of exercise prices (in dollars per share)													$ 1.1
High end of range of exercise prices (in dollars per share)													$ 1.2
Options outstanding
Number outstanding (in shares)													48,142,479
Weighted average remaining contractual life													8 years 5 months 19 days
Weighted average exercise price (in dollars per share)													$ 1.07
Options exercisable
Number of exercisable (in shares)													16,349,988
Weighted average exercise price (in dollars per share)													$ 1.12
Weighted average remaining contractual life													7 years 11 months 1 day